Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € THOUS

	2021		2020		2019		December 31, 2021		December 31, 2020
	Sales of	Purchases of	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	123	38,292	250	29,174	153	29,114	—	6,707	251	3,655
Fresenius SE affiliates	5,657	100,541	4,708	102,323	4,420	105,832	1,544	8,041	824	7,944
Equity method investees	42,391	—	19,730	—	49,052	—	131,661	—	74,935	—
Total	48,171	138,833	24,688	131,497	53,625	134,946	133,205	14,748	76,010	11,599

Products
Fresenius SE	5	—	—	—	3	—	—	—	—	—
Fresenius SE affiliates	50,081	31,719	41,180	44,164	44,771	37,279	13,487	6,000	10,330	5,732
Equity method investees	—	445,714	—	474,100	—	469,474	—	76,444	—	57,207
Total	50,086	477,433	41,180	518,264	44,774	506,753	13,487	82,444	10,330	62,939

(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €12,911 and €5,368 at December 31, 2021 and 2020, respectively.

Schedule of lease agreements with related parties

Lease agreements with related parties

in € THOUS

	2021			2020			2019
		Interest	Lease		Interest	Lease		Interest	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense(1)	Depreciation	expense	expense(1)
Fresenius SE	7,876	661	1,654	7,925	740	2,452	4,580	501	4,005
Fresenius SE affiliates	13,709	1,092	38	13,236	1,272	572	12,589	1,396	452
Total	21,585	1,753	1,692	21,161	2,012	3,024	17,169	1,897	4,457

(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.

Lease agreements with related parties
in € THOUS
	December 31, 2021		December 31, 2020
	Right-of-use	Lease	Right-of-use	Lease
	asset	liability	asset	liability
Fresenius SE	48,794	50,997	58,073	58,610
Fresenius SE affiliates	68,181	68,284	80,188	81,410
Total	116,975	119,281	138,261	140,020